Discontinued Operations - Schedule of Discontinued Operations (Details) ¥ in Thousands, $ in Thousands		12 Months Ended				28 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Oct. 24, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Jan. 01, 2025 CNY (¥)
Schedule of Discontinued Operations [Line Items]
Consideration		¥ 70,000
Assets
Cash and cash equivalents and restricted cash									¥ 10,501
Accounts receivable									8,423
Other receivables									2,533
Other current assets									3,412
Total current assets				¥ 2,167,052
Loan receivables, net									91,116
Property, plant, and equipment, net									253
Intangible assets,net									669
Other non-current assets									948
Right of use asset									3,570
Total assets									121,425
Liabilities
Accounts payables and accrued commissions									2,568
Accrued payroll									1,310
Other payable and accrued expenses									30,453
Current operating lease liabilities									3,627
Total current liabilities				569,038
Tax liabilities									42,418
Total non-current liabilities				603,875					4,460
Total net assets of the Disposed Adjusting Group									79,007
Net assets of the Disposed Adjusting Group contributable to the Group									79,007
Loss on disposal of the Disposed Puyi Group									¥ (9,007)
Major classes of line items constituting pre-tax profit of discontinued operations
Net (loss) income from discontinued operations		(165,516)	$ (24,395)	(174,073)	¥ (284,592)
Significant non-cash operating items:
Compensation expenses associated with stock options		1,173	173	73,099	23,335
Loss on disposal of subsidiaries		(20,117)	(2,965)
Impairment of goodwill and intangible assets
Significant investing activities:
Proceeds from disposal of property and equipment		12,443	1,834	3,763	470
Proceeds from disposal of short term investments		5,067	747	202,446	2,088,111
Significant financing activities:
Proceeds from bank and other borrowings		253,044	37,294	36,601	98,377
Repayment of bank borrowings and other borrowings		(279,514)	$ (41,195)	(57,490)	(164,300)
AIFU Group [Member]
Assets
Cash and cash equivalents and restricted cash				80,301				¥ 50,256
Short term investments				543,846				5,196
Accounts receivable				290,972				813,404
Other receivables				1,154,873				288,339
Other current assets				19,793				14,809
Amount due from a related party								13,252
Total current assets				2,089,785
Restricted bank deposit - non-current				16,338
Accounts receivable, net - non current				612,918
Property, plant, and equipment, net				70,432				62,876
Other non-current assets				391,617				237,475
Right of use asset				58,070				33,589
Deferred tax assets				9,407				8,902
Total non-current assets				1,158,782
Total assets				3,248,567				1,528,098
Liabilities
Short-term loan				82,050				56,000
Accounts payable and accrued commissions				214,226
Accounts payables and accrued commissions								487,590
Accrued payroll				10,894				17,940
Other payable and accrued expenses				148,981				184,722
Current operating lease liabilities				28,013
Other current liabilities				34
Total current liabilities				561,503
Operating lease liabilities								30,771
Income taxes payable				77,305				67,020
Tax liabilities								25,701
Deferred tax liabilities								187,218
Non-current operating lease liabilities				27,278
Accrued commissions – non-current				339,481
Deferred income tax liabilities				204,310
Other tax liabilities, non-current				25,700
Total non-current liabilities				596,769
Total liabilities				1,158,272				1,056,962
Total net assets of the Disposed Adjusting Group				2,090,295				471,136
Less: Non-controlling interest of the Disposed Adjusting Group								(7,384)
Net assets of the Disposed Adjusting Group contributable to the Group								478,520
Loss on disposal of the Deconsolidated AIFU Group	[1]							(8,202)
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues		259,121		728,162	901,064
Operating costs		(139,733)		(391,102)	(551,246)
Selling expenses		(37,484)		(68,547)	(58,919)
General and administrative expenses		(113,162)		(371,523)	(238,686)
Impairment loss				(277,180)
Gain (loss) on disposal of subsidiaries		(122,919)		902,398
Net loss from fair value change		(7,016)		(22,698)	(73,761)
Investment income		34,458		27,041	21,493
Interest income, net		12,084		18,935	7,257
Others, net		(1,693,651)		(489,064)	(292)
Gain(loss) from discontinued operations, before income tax		(1,808,302)		56,422	6,910
Income tax (expense) benefit		4,380		(93,114)	(7,239)
Share of gain (loss) of affiliates				(3,834)	(1,218)
Net (loss) income from discontinued operations		(1,803,922)		(40,526)	(1,547)
Net cash (used in) generated from operating activities		(17,758)		101,025	49,013
Net cash used in investing activities		(6,971)		(220,836)	(314,487)
Net cash used in financing activities		(25,977)		(65,739)	(71,659)
Significant non-cash operating items:
Depreciation and amortization		2,893		15,833	14,081
Provision for allowance for credit losses on financial assets		1,685,332		533,015	6,060
Loss on disposal of property and equipment		(5,422)		1,160	1,307
Loss on disposal of subsidiaries		30,169		(907,022)	(329)
Impairment of goodwill and intangible assets				277,180
Significant investing activities:
Purchase of property, plant and equipment		(2,266)		(2,154)	(3,674)
Proceeds from disposal of property and equipment		12,323		1,914	27
Proceeds from disposal of an investment		11,629
Purchase of short term investments		(16,387)		99,430	(1,431,780)
Proceeds from disposal or redemption upon maturities of short term investments		3,155			1,732,056	¥ (55,805)
Disposal of subsidiaries, net of cash disposed		(12,104)		(168,700)	(12,761)
Cash paid for loan receivables to a third party				(96,000)	(728,800)
Cash received for loan receivables from a third party				10,500	130,500
Significant financing activities:
Proceeds from bank and other borrowings		74,000		36,601	98,375
Repayment of bank borrowings and other borrowings		(100,050)		(52,926)	(164,300)
AIFU stock fair value on December 22, 2025								29,362
Historical cost of the Company’s equity interest in AIFU								¥ 325,765
Puyi Group [Member]
Assets
Cash and cash equivalents and restricted cash				8,434
Accounts receivable				10,617
Other receivables				54,519
Other current assets				3,697
Total current assets				77,267
Property, plant, and equipment, net				98
Intangible assets,net				846
Other non-current assets				947
Right of use asset				3,888
Total non-current assets				5,779
Total assets				83,046
Liabilities
Accounts payables				2,362
Accrued payroll				2,299
Other payable and accrued expenses				1,617
Current operating lease liabilities				1,257
Total current liabilities				7,535
Non-current operating lease liabilities				2,646
Other tax liabilities, non-current				4,460
Total non-current liabilities				7,106
Total liabilities				14,641
Total net assets of the Disposed Puyi Group				68,405
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues		9,483		53,055	62,148
Operating costs		(1,172)		(6,256)	(17,030)
Selling expenses		(198)		(8,574)	(17,814)
General and administrative expenses		(7,978)		(342,083)	(537,217)
Investment income				461	523
Interest income, net		2,415		9,213	8,474
Gain or loss from fair value changes				152
Others, net		(1,395)		(92,867)	(2,021)
Gain(loss) from discontinued operations, before income tax		1,155		(386,899)	(502,937)
Income tax (expense) benefit				112,757	(6,286)
Net (loss) income from discontinued operations		1,155		(274,142)	(509,223)
Net cash (used in) generated from operating activities		2,579		(3,060)	24,906
Net cash used in investing activities		(244)		(82,780)	(92,314)
Net cash used in financing activities
Significant non-cash operating items:
Depreciation and amortization		204		1,082	1,853
Provision for allowance for credit losses on financial assets				42,319	6,821
Compensation expenses associated with stock options				41,370
Loss on disposal of property and equipment				(169)	(110)
Loss on disposal of subsidiaries		(2,492)
Significant investing activities:
Purchase of property, plant and equipment		(183)		(93)	(82)
Proceeds from disposal of property and equipment				340	228
Purchase of short term investments				(99,755)	(128,200)
Proceeds from disposal of short term investments				103,516	130,739
Significant financing activities:
Cash paid for loan receivables to a third party				(92,000)	(110,000)
Cash received for loan receivables from a third party				20,000	15,000
Meidiya [Member]
Schedule of Discontinued Operations [Line Items]
Consideration										¥ 30,240
Assets
Cash and cash equivalents and restricted cash					75,407					88,579
Short term investments					10,015					52,025
Accounts receivable					84,759					85,721
Other receivables					15,443					50,668
Other current assets					9,430					9,211
Total current assets					195,054
Restricted bank deposit - non-current					1,527
Property, plant, and equipment, net					7,195					7,306
Goodwill					126,941					126,941
Other non-current assets					6,619					6,237
Right of use asset					17,038					14,032
Deferred tax assets					5,000
Total non-current assets					164,320
Total assets					359,374					440,720
Liabilities
Accrued payroll					37,980					41,846
Other payable and accrued expenses					10,198					130,551
Current operating lease liabilities					6,962
Total current liabilities					62,980
Operating lease liabilities										13,538
Income taxes payable					7,840					10,104
Deferred tax liabilities										3,929
Non-current operating lease liabilities					9,098
Deferred income tax liabilities					1,555
Other tax liabilities, non-current					3,923
Total non-current liabilities					14,576
Total liabilities					77,556					199,968
Total net assets of the Disposed Adjusting Group					281,818					240,752
Less: Non-controlling interest of the Disposed Adjusting Group										(86,801)
Net Assets of the Disposal Group Contributable to the Group										153,951
Loss on disposal of the Disposed Adjusting Group										¥ (123,711)
Major classes of line items constituting pre-tax profit of discontinued operations
Net revenues				254,940	222,114
Operating costs				(165,752)	(147,333)
Selling expenses				(53,087)	(51,203)
General and administrative expenses				(27,523)	(20,881)
Investment income				(366)	366
Interest income, net				277	368
Others, net				316	(332)
Gain(loss) from discontinued operations, before income tax				8,805	3,099
Income tax (expense) benefit				(7,341)	581
Share of gain (loss) of affiliates				(97)	97
Net (loss) income from discontinued operations				1,367	3,777
Net cash (used in) generated from operating activities				4,653	(16,087)
Net cash used in investing activities				(43,798)	44,252
Net cash used in financing activities				52,318	(29,500)
Significant non-cash operating items:
Depreciation and amortization				1,597	1,706
Loss on disposal of property and equipment				186	96
Impairment of goodwill and intangible assets				126,941
Significant investing activities:
Purchase of property, plant and equipment				(3,297)	(550)
Proceeds from disposal of property and equipment				¥ 1,509	¥ 269

[1]	The actual loss on disposal of the Deconsolidated AIFU Group was RMB8,187. The variance is attributable to: (1) the shareholding ratio was rounded to 7.85%, whereas additional decimal places exist in the actual figure; and (2) the net assets were rounded to the nearest thousand.